Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 13,431,855	$ 13,739,940
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	1,070,035	1,141,727
Credit loss expense	1,480,549	978,000
Deferred income tax	(373,105)	(118,587)
Net realized gain on sale of securities AFS	(36,707)	0
Gain on sale of loans	153,491	237,881
Loss on sale of bank premises and equipment	33,228	0
Income from CFS Partners	1,033,499	584,971
Amortization of bond premium, net	256,999	609,535
Proceeds from sales of loans held for sale	8,034,329	12,865,842
Originations of loans held for sale	(7,880,838)	(12,288,961)
(Decrease) increase in taxes payable	(339,199)	499,525
Increase in interest receivable	1,032,466	813,772
Decrease in mortgage servicing rights	75,580	35,127
Decrease in right-of-use assets	201,296	198,682
Decrease in operating lease liabilities	(215,031)	(205,165)
(Increase) decrease in other assets	(377,001)	15,389
Increase in cash surrender value of BOLI	79,316	80,159
Amortization of limited partnerships	596,429	268,714
Change in net deferred loan fees and costs	79,894	531,247
Increase in interest payable	1,008,140	15,143
Increase in accrued expenses	14,230	267,655
Increase (decrease) in other liabilities	328,394	(39,291)
Net cash provided by operating activities	14,930,517	15,735,245
Investments - AFS
Maturities, calls, pay downs and sales	16,705,912	18,857,918
Purchases	(8,718,898)	(54,727,718)
Proceeds from redemption of restricted equity securities	3,985,100	43,500
Purchases of restricted equity securities	(4,215,700)	(20,800)
(Decrease) increase in limited partnership contributions payable	(2,601,000)	2,601,000
Investments in limited liability entities	394,000	2,601,000
Proceeds from distribution from CFS Partners	1,000,000	0
Increase in loans, net	97,400,781	59,368,049
Capital expenditures net of proceeds from sales of bank premises and equipment	(633,462)	(615,549)
Recoveries of loans charged off	178,780	828,943
Net cash used in investing activities	(92,094,049)	(95,001,755)
Cash Flows from Financing Activities:
Net (decrease) increase in demand and interest-bearing transaction accounts	(10,142,763)	35,164,525
Net (decrease) increase in money market and savings accounts	(38,243,902)	13,070,148
Net increase (decrease) in time deposits	22,382,168	(4,662,347)
Net increase in repurchase agreements	3,178,091	467,954
Net increase in short-term borrowings	53,500,000	0
Repayments on long-term borrowings	(200,000)	0
Decrease in finance lease obligations	(219,857)	(213,055)
Dividends paid on preferred stock	(120,938)	(66,563)
Dividends paid on common stock	3,675,082	3,712,750
Net cash provided by financing activities	26,457,717	40,047,912
Net decrease in cash and cash equivalents	(50,705,815)	(39,218,598)
Cash and cash equivalents:
Beginning	71,140,328	110,358,926
Ending	20,434,513	71,140,328
Supplemental Schedule of Cash Paid During the Period:
Interest	11,684,800	4,014,956
Income taxes, net of refunds	2,865,000	2,485,675
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized gain (loss) on securities AFS	5,995,216	(24,684,615)
Common Shares Dividends Paid:
Dividends declared	5,028,021	4,967,035
Decrease (increase) in dividends payable attributable to dividends declared	29,507	(43,686)
Dividends reinvested	(1,382,446)	(1,210,599)
Total dividends paid	$ 3,675,082	$ 3,712,750